Commitments and Contingencies (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Capital Lease Obligations		$ 11	$ 11
Unrecognized Tax Benefits		19	$ 41	$ 37	$ 16
Contractual obligations
Contractual Obligation		4,953
2014		546
Payments due by 2015-2016		1,403
Payments due by 2017-2018		798
After 2019		2,206
Unrecognised tax benefits - net liability		19
Revolving Credit Facility [Member]
Contractual obligations
Contractual Obligation		7
2014		2
Payments due by 2015-2016		4
Payments due by 2017-2018		1
After 2019		0
Revolving $500 million credit facility [Member]
Contractual obligations
Contractual Obligation		2
2014		1
Payments due by 2015-2016		1
Payments due by 2017-2018		0
After 2019		0
5-year term loan facility expires 2016 [Member]
Contractual obligations
Contractual Obligation		259
2014		17
Payments due by 2015-2016		45
Payments due by 2017-2018		197
After 2019		0
Interest on term loan [Member]
Contractual obligations
Contractual Obligation		14
2014		4
Payments due by 2015-2016		8
Payments due by 2017-2018		2
After 2019		$ 0
5.625% senior notes due 2015
Debt Instrument [Line Items]
Interest rate on debt		5.625%	5.625%
Contractual obligations
Contractual Obligation		$ 148
2014		148
Payments due by 2015-2016		0
Payments due by 2017-2018		0
After 2019		$ 0
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Debt Instrument [Line Items]
Interest rate on debt		5.625%
4.125% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Interest rate on debt		4.125%
Contractual obligations
Contractual Obligation		$ 300
2014		0
Payments due by 2015-2016		300
Payments due by 2017-2018		0
After 2019		$ 0
6.200% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Interest rate on debt		6.20%	6.20%
Contractual obligations
Contractual Obligation		$ 394
2014		0
Payments due by 2015-2016		394
Payments due by 2017-2018		0
After 2019		$ 0
7.000% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Interest rate on debt		7.00%	7.00%
Contractual obligations
Contractual Obligation		$ 187
2014		0
Payments due by 2015-2016		0
Payments due by 2017-2018		187
After 2019		$ 0
5.750% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate on debt		5.75%
Contractual obligations
Contractual Obligation		$ 500
2014		0
Payments due by 2015-2016		0
Payments due by 2017-2018		0
After 2019		$ 500
4.625% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate on debt		4.625%	4.625%
Contractual obligations
Contractual Obligation		$ 250
2014		0
Payments due by 2015-2016		0
Payments due by 2017-2018		0
After 2019		$ 250
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Debt Instrument [Line Items]
Interest rate on debt		6.125%
Contractual obligations
Contractual Obligation		$ 275
2014		0
Payments due by 2015-2016		0
Payments due by 2017-2018		0
After 2019		275
Interest on Senior Notes [Member]
Contractual obligations
Contractual Obligation		896
2014		112
Payments due by 2015-2016		173
Payments due by 2017-2018		137
After 2019		474
Total debt and related interest [Member]
Contractual obligations
Contractual Obligation		3,232
2014		284
Payments due by 2015-2016		925
Payments due by 2017-2018		524
After 2019		1,499
Operating leases [Member]
Contractual obligations
Contractual Obligation	[1]	1,181
2014	[1]	128
Payments due by 2015-2016	[1]	221
Payments due by 2017-2018	[1]	175
After 2019	[1]	657
Pensions [Member]
Contractual obligations
Contractual Obligation		346
2014		116
Payments due by 2015-2016		190
Payments due by 2017-2018		40
After 2019		0
Other contractual obligations [Member]
Contractual obligations
Contractual Obligation	[2]	143
2014	[2]	10
Payments due by 2015-2016	[2]	40
Payments due by 2017-2018	[2]	43
After 2019	[2]	50
Contingent Consideration Type [Domain]
Contractual obligations
Contractual Obligation	[2]	51
2014	[2]	8
Payments due by 2015-2016	[2]	27
Payments due by 2017-2018	[2]	16
After 2019	[2]	$ 0

[1]	Presented gross of sublease income.
[2]	Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.